UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        04/14/2008
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      1069466
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple Computer                  COM             037833100    33115   230765 SH       SOLE                   230765
ARCHER DANIELS MIDLAND CO       COM             039483102    33495   813769 SH       SOLE                   813769
AMAZON.COM                      COM             023135106    33615   471458 SH       SOLE                   471458
CATERPILLAR INC DEL             COM             149123101    40576   518278 SH       SOLE                   518278
Consolidated Energy Inc.        COM             20854P109    41531   600243 SH       SOLE                   600243
ConocoPhillips                  COM             20825C104    33395   438195 SH       SOLE                   438195
CISCO SYS INC                   COM             17275R102    31635  1313215 SH       SOLE                  1313215
CSX CORP                        COM             126408103    54784   977062 SH       SOLE                   977062
DIRECTV GROUP INC               COM             25459L106    41828  1687297 SH       SOLE                  1687297
EMC Corporation                 COM             268648102    30098  2098879 SH       SOLE                  2098879
EXPRESS SCRIPTS                 COM             302182100    34345   533970 SH       SOLE                   533970
GENERAL ELECTRIC CO             COM             369604103    36893   996848 SH       SOLE                   996848
GAMESTOP CORP                   COM             36467W109    36762   710920 SH       SOLE                   710920
GOOGLE INC                      COM             38259P508    25020    56803 SH       SOLE                    56803
GOLDMAN SACHS GROUP INC         COM             38141G104    29911   180849 SH       SOLE                   180849
HEWLETT PACKARD CO              COM             428236103    38484   842835 SH       SOLE                   842835
INTERNATIONAL BUSINESS MACHS    COM             459200101    42199   366498 SH       SOLE                   366498
Johnson Controls                COM             478366107    36669  1084868 SH       SOLE                  1084868
Juniper Networks                COM             48203R104    30800  1232019 SH       SOLE                  1232019
LEHMAN BROS HLDGS INC           COM             524908100    23594   626823 SH       SOLE                   626823
MCDONALDS CORP                  COM             580135101    37997   681322 SH       SOLE                   681322
MONSANTO CO NEW                 COM             61166W101    37006   331889 SH       SOLE                   331889
Microsoft                       COM             594918104    30864  1087517 SH       SOLE                  1087517
Nat'l Oilwell Varco             COM             637071101    34078   583721 SH       SOLE                   583721
ORACLE CORP                     COM             68389X105    36029  1841953 SH       SOLE                  1841953
ROHM & HAAS CO                  COM             775371107    38720   715982 SH       SOLE                   715982
DONNELLEY R R & SONS CO         COM             257867101    30720  1013512 SH       SOLE                  1013512
Schlumberger                    COM             806857108    32890   378051 SH       SOLE                   378051
AT&T INC                        COM             00206R102    40770  1064491 SH       SOLE                  1064491
WAL MART STORES INC             COM             931142103    41643   790488 SH       SOLE                   790488